UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Muni
Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 – 08/31/2008

Item 1 – Schedule of Investments

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 2.9%	Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
	5.50%, 1/01/21	$ 5,500	$ 4,840,055
	Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
	5.25%, 1/01/23	6,500	5,720,195
	Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
	Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A,
	5.625%, 8/01/25	6,600	5,289,636

			15,849,886

Arizona - 2.9%	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
	Schools Project 1), Series A, 6.625%, 7/01/20	2,820	2,529,371
	Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project), AMT,
	7.20%, 6/01/27	3,000	2,709,360
	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
	Project), Series C, 6.70%, 7/01/21	985	998,908
	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
	Project), Series K, 6.375%, 7/01/13 (a)	820	941,754
	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
	Project), Series K, 6.375%, 7/01/31	930	905,922
	Salt River Project, Arizona, Agriculture Improvement and Power District,
	Electric System Revenue Bonds, Series A, 5%, 1/01/25	4,000	4,194,440
	Vistancia Community Facilities District, Arizona, GO, 5%, 7/15/14	3,630	3,637,115

			15,916,870

Arkansas - 0.7%	Conway, Arkansas, Public Facilities Board, Capital Improvement Revenue
	Refunding Bonds (Hendrix College Projects), Series B, 5%, 10/01/26	3,755	3,704,270

California - 18.5%	Antelope Valley, California, Health Care District Revenue Bonds, VRDN,
	Series A, 5.25%, 9/01/17	8,000	7,611,200
	California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
	& Electric), AMT, Series A, 5.35%, 12/01/16 (b)	17,730	17,913,505
	California Pollution Control Financing Authority, Solid Waste Disposal Revenue
	Bonds (Republic Services Inc. Project), AMT, Series B, 5.25%, 6/01/23	750	694,830
	California Pollution Control Financing Authority, Solid Waste Disposal Revenue
	Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40%, 4/01/25	1,240	1,091,250
	California State Department of Water Resources, Power Supply Revenue
	Bonds, Series A, 5.375%, 5/01/12 (a)	5,000	5,559,900
	California State, GO, 5.50%, 4/01/14 (a)	14,795	16,527,346
	California State, GO, 5.50%, 4/01/28	15	15,436

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
EDR	Economic Development Revenue Bonds	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	California State, GO, Refunding, 5.25%, 2/01/27 (b)	$ 5,000	$ 5,084,500
	California State Public Works Board, Lease Revenue Bonds (Department of
	Corrections), Series C, 5.50%, 6/01/20	10,000	10,544,000
	California Statewide Communities Development Authority, Health Facility
	Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23	2,500	2,590,175
	Elk Grove, California, Poppy Ridge Community Facilities District Number 3,
	Special Tax Bonds, Series 1, 6%, 9/01/08 (a)	2,400	2,424,504
	Golden State Tobacco Securitization Corporation of California, Tobacco
	Settlement Revenue Refunding Bonds, Senior Series A-1, 5%, 6/01/15	5,000	4,923,700
	Los Angeles, California, Regional Airports Improvement Corporation, Facilities
	Lease Revenue Refunding Bonds (LAXFUEL Corporation -
	Los Angeles International Airport), AMT, 5.50%, 1/01/32 (c)	1,435	1,412,643
	Los Angeles County, California, Metropolitan Transportation Authority, Sales
	Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A,
	7.50%, 7/01/20 (b)(d)	8,000	8,000,000
	Rowland, California, Unified School District, GO (Election of 2000), Series B,
	5.25%, 8/01/27 (e)	1,515	1,561,238
	Sacramento, California, Special Tax (North Natomas Community Facilities),
	Series 4-C, 5.60%, 9/01/20	585	585,234
	Sacramento, California, Special Tax (North Natomas Community Facilities),
	Series 4-C, 5.75%, 9/01/22	1,715	1,706,854
	Sacramento, California, Special Tax (North Natomas Community Facilities),
	Series 4-C, 5.90%, 9/01/23	500	501,500
	Sacramento, California, Special Tax (North Natomas Community Facilities),
	Series 4-C, 6%, 9/01/28	2,990	2,990,000
	Sacramento County, California, Airport System Revenue Bonds, Senior
	Series A, 5%, 7/01/28 (e)	1,695	1,730,561
	Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A, 5.80%,
	12/01/49 (f)(g)(h)	3,910	3,935,571
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), Series A, 5%, 9/01/32 (e)	2,610	2,616,551

			100,020,498

Colorado - 2.8%	Colorado Educational and Cultural Facilities Authority, Revenue Refunding
	Bonds (National Jewish Federation Bond Program Project), VRDN, Series A-8,
	2.25%, 9/01/35 (d)	3,050	3,050,000
	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement
	Fee), Series A, 7.10%, 9/01/14	700	726,243
	Montrose, Colorado, Memorial Hospital, Revenue Bonds, 6.375%, 12/01/23	2,250	2,336,400
	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
	(Public Improvement Fees), 7.50%, 12/01/15	7,500	7,980,300
	Southlands Metropolitan District Number 1, Colorado, GO, 6.75%,
	12/01/14 (a)	1,000	1,153,470

			15,246,413

Connecticut -	Connecticut State Development Authority, Airport Facility Revenue Bonds
1.3%	(Learjet Inc. Project), AMT, 7.95%, 4/01/26	1,160	1,232,036

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Connecticut State Development Authority, PCR, Refunding (Connecticut Light
	and Power Company), Series A, 5.85%, 9/01/28	$ 6,000	$ 5,975,460

			7,207,496

Florida - 5.4%	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds,
	AMT, Series 6, 4.70%, 7/01/37	5,380	4,344,565
	Harbor Bay, Florida, Community Development District, Capital Improvement
	Special Assessment Bonds, 6.75%, 5/01/34	2,860	2,798,253
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Adventist Health System), Series G, 5.125%, 11/15/32	1,000	954,050
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, 5.75%, 10/01/19 (i)	5,500	5,558,025
	Midtown Miami, Florida, Community Development District, Special Assessment
	Revenue Bonds, Series A, 6%, 5/01/24	3,465	3,171,826
	Midtown Miami, Florida, Community Development District, Special Assessment
	Revenue Bonds, Series B, 6.50%, 5/01/37	1,975	1,821,404
	Orlando, Florida, Urban Community Development District, Capital
	Improvement Special Assessment Bonds, 6%, 5/01/20	820	761,903
	Panther Trace Community Development District II, Florida, Special Assessment
	Revenue Bonds, 5.125%, 11/01/13	2,255	2,075,750
	Portofino Shores, Florida, Community Development District, Special
	Assessment Bonds, Series A, 6.40%, 5/01/34	1,085	1,097,185
	South Lake County, Florida, Hospital District Revenue Bonds (South Lake
	Hospital Inc.), 6.625%, 10/01/23	2,390	2,484,381
	Sterling Hill Community Development District, Florida, Capital Improvement
	Revenue Refunding Bonds, Series B, 5.50%, 11/01/10	185	182,904
	University of Florida Research Foundation Inc., Capital Improvement Revenue
	Bonds, 5.125%, 9/01/33 (c)	4,000	4,001,360

			29,251,606

Georgia - 0.3%	Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%,
	12/01/11 (a)	1,500	1,766,475

Idaho - 0.8%	Boise City, Idaho, COP, AMT, 5.50%, 9/01/25 (i)	4,000	3,922,120
	Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
	Series F-2, 5.85%, 7/01/15 (j)	260	266,804

			4,188,924

Illinois - 5.7%	Chicago, Illinois, O'Hare International Airport, General Airport Revenue Bonds,
	Third Lien, AMT, Series B-2, 6%, 1/01/29 (k)	2,510	2,535,978
	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Refunding Bonds, Third Lien, AMT, Series A-2, 5.75%, 1/01/19 (e)	2,550	2,609,670
	Du Page and Will Counties, Illinois, Community School District Number 204
	(Indian Prairie), GO, 5.25%, 12/30/22 (i)	8,650	9,195,988
	Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
	Management LLC Project), AMT, 5.90%, 11/01/17	6,000	6,002,400
	Illinois, Development Finance Authority Revenue Bonds (Community
	Rehabilitation Providers Facilities), Series A, 6.625%, 7/01/32	6,930	7,144,276

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
	Project), Series A, 6%, 5/15/25	$ 1,800	$ 1,665,738
	Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
	Increment Financing (TIF) Redevelopment Project), 6%, 1/01/25	1,580	1,428,873

			30,582,923

Indiana - 0.4%	Jasper County, Indiana, PCR, Refunding (Northern Indiana Public Service),
	Series C, 5.85%, 4/01/19 (b)	2,000	2,001,120

Louisiana - 2.6%	Louisiana Public Facilities Authority Revenue Bonds (Nineteenth Judicial
	District Court Building Project), 5.50%, 6/01/41 (i)	2,000	1,998,600
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans
	Research and Technology Foundation, Inc. - Student Housing Project), 5.25%,
	3/01/26 (b)	6,965	7,110,917
	Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company
	Project), 6.50%, 1/01/17	5,000	4,934,750

			14,044,267

Maine - 0.3%	Portland, Maine, Housing Development Corporation, Senior Living Revenue
	Bonds (Avesta Housing Development Corporation Project), Series A,
	6%, 2/01/34	1,965	1,881,055

Maryland - 0.1%	Maryland State Industrial Development Financing Authority, EDR (Our Lady of
	Good Counsel School), Series A, 6%, 5/01/35	500	486,985

Massachusetts -	Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding
1.5%	Bonds, Senior Series A, 5%, 7/01/12 (a)	4,560	4,953,756
	Massachusetts State Development Finance Agency, Resource Recovery
	Revenue Bonds (Ogden Haverhill Associates), AMT, Series B, 5.35%, 12/01/15	1,210	1,164,843
	Massachusetts State Development Finance Agency, Resource Recovery
	Revenue Bonds (Ogden Haverhill Associates), AMT, Series B, 5.50%, 12/01/19	2,000	1,926,880

			8,045,479

Michigan - 1.4%	Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
	Bonds (Mount Clemens General Hospital), Series B, 5.875%, 11/15/13 (a)	2,325	2,617,648
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Oakwood Obligated Group), Series A, 6%, 4/01/22	4,795	4,933,432

			7,551,080

Minnesota - 1.0%	Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority,
	Health Care System Revenue Bonds (Group Health Plan Inc. Project), 6%,
	12/01/19	1,000	1,023,830
	Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority,
	Health Care System Revenue Bonds (Group Health Plan Inc. Project), 6%,
	12/01/21	2,545	2,589,385
	Minnesota State Municipal Power Agency, Electric Revenue Bonds, Series A,
	5.25%, 10/01/24	2,000	2,029,020

			5,642,235

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Mississippi - 1.4%	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
	Energy Resources Inc. Project), 5.875%, 4/01/22	$ 5,000	$ 4,829,650
	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
	Energy Resources Inc. Project), 5.90%, 5/01/22	2,910	2,814,406

			7,644,056

Nebraska - 1.3%	Public Power Generation Agency, Nebraska, Revenue Bonds (Whelan Energy
	Center Unit 2), Series A, 5%, 1/01/37 (c)	7,000	6,813,380

Nevada - 0.4%	Clark County, Nevada, Improvement District Number 142, Special Assessment
	Bonds, 6.375%, 8/01/23	2,195	2,060,381

New Jersey -	Garden State Preservation Trust of New Jersey, Open Space and Farmland
12.5%	Preservation Revenue Bonds, Series A, 5.80%, 11/01/21 (e)	3,635	4,096,645
	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/23 (e)	5,050	5,629,942
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	9,810	9,307,924
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
	7/01/33 (b)	17,900	18,168,142
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
	Project), AMT, 6.625%, 9/15/12	5,540	5,118,406
	New Jersey EDA, Water Facilities Revenue Refunding Bonds (American Water),
	AMT, Series B, 5.125%, 4/01/22 (c)	5,000	4,725,850
	New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
	Bonds, AMT, Series X, 5.10%, 10/01/23	4,500	4,303,485
	New Jersey State Transportation Trust Fund Authority, Transportation System
	Revenue Bonds, Series D, 5%, 6/15/18 (c)	4,215	4,472,621
	New Jersey State Transportation Trust Fund Authority, Transportation System
	Revenue Bonds, Series D, 5%, 6/15/19 (e)	11,120	11,752,172

			67,575,187

New Mexico -	New Mexico Finance Authority, Senior Lien State Transportation Revenue
1.9%	Bonds, Series A, 5.125%, 6/15/18 (b)	9,520	10,137,372

New York - 26.2%	Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
	Hospital), Series B, 7.25%, 3/01/19	1,030	1,083,467
	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
	Series A, 5%, 11/15/25 (i)	4,100	4,112,054
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 8.375%, 11/01/16	3,500	3,374,210
	New York City, New York, City Transitional Finance Authority, Building Aid
	Revenue Bonds, Series S-1, 5%, 7/15/24 (i)	2,500	2,570,500
	New York City, New York, City Transitional Finance Authority, Building Aid
	Revenue Refunding Bonds, Series S-1, 5%, 1/15/34	3,625	3,635,041
	New York City, New York, GO, Refunding, Series B, 5.75%, 8/01/15	5,000	5,474,050
	New York City, New York, GO, Series D1, 5.125%, 12/01/26	4,615	4,753,496
	New York City, New York, IDA, Civic Facility Revenue Bonds (Special Needs
	Facilities Pooled Program), Series C-1, 6.80%, 7/01/19	2,055	2,033,690

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5%, 10/15/20 (b)	$ 9,070	$9,502,911
	New York State Dormitory Authority, Lease Revenue Refunding Bonds (Court
	Facilities), Series A, 5.25%, 5/15/12	5,580	6,034,491
	New York State Dormitory Authority, Non-State Supported Debt, Lease
	Revenue Bonds (Municipal Health Facilities Improvement Program),
	Sub-Series 2-4, 5%, 1/15/27	6,900	6,956,166
	New York State Dormitory Authority, Non-State Supported Debt, Revenue
	Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series A,
	6.625%, 7/01/10 (a)	4,615	5,020,843
	New York State Dormitory Authority, Non-State Supported Debt, Revenue
	Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series A,
	6.625%, 7/01/18	2,385	2,472,577
	New York State Dormitory Authority, Non-State Supported Debt, Revenue
	Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series A,
	6.625%, 7/01/19	1,330	1,376,231
	New York State Dormitory Authority Revenue Bonds (North Shore - Long Island
	Jewish Health System), 5%, 5/01/12	1,000	1,054,040
	New York State Dormitory Authority Revenue Bonds (School Districts Financing
	Program), Series D, 5.25%, 10/01/23 (b)	9,540	10,029,497
	New York State Environmental Facilities Corporation, State Personal Income
	Tax Revenue Bonds, Series A, 5.25%, 12/15/14 (a)(i)	7,380	8,322,500
	New York State Thruway Authority, Local Highway and Bridge Service
	Contract, Revenue Refunding Bonds, 5.50%, 4/01/17	60	64,939
	New York State Urban Development Corporation, Correctional and Youth
	Facilities Services, Revenue Refunding Bonds, Series A, 5.50%, 1/01/17	10,825	11,451,551
	New York State Urban Development Corporation, Personal Income Tax
	Revenue Bonds (State Facilities), Series A-1, 5.25%, 3/15/34 (i)	10,000	10,214,100
	Port Authority of New York and New Jersey, Consolidated Revenue Refunding
	Bonds, 153rd Series, 5%, 7/15/24	2,010	2,110,601
	Port Authority of New York and New Jersey, Senior Consolidated Revenue
	Bonds, AMT, 131st Series, 5%, 12/15/17 (l)	5,000	5,107,050
	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series
	A-1, 5.25%, 6/01/22 (c)	6,510	6,761,612
	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series
	C-1, 5.50%, 6/01/20 (i)	9,750	10,299,218
	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series
	C-1, 5.50%, 6/01/21	7,000	7,375,760
	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series
	C-1, 5.50%, 6/01/22	10,000	10,492,900

			141,683,495

North Carolina -	Gaston County, North Carolina, Industrial Facilities and Pollution Control
2.2%	Financing Authority, Revenue Bonds (National Gypsum Company Project),
	AMT, 5.75%, 8/01/35	3,105	2,418,422

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	North Carolina Medical Care Commission, Health Care Facilities, First
	Mortgage Revenue Refunding Bonds (Presbyterian Homes Project), 7%,
	10/01/10 (a)	$ 6,000	$ 6,630,240
	North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue
	Bonds, Series A, 5.25%, 1/01/20 (b)	2,700	2,758,563

			11,807,225

Ohio - 1.0%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
	Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	4,820	4,286,956
	Port of Greater Cincinnati Development Authority, Ohio, Special Assessment
	Revenue Bonds (Cooperative Public Parking Infrastructure Project), 6.30%,
	2/15/24	1,280	1,294,054

			5,581,010

Pennsylvania -	Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh
9.1%	Continuing Care Project), 6%, 2/01/21	3,500	3,289,755
	Pennsylvania Economic Development Financing Authority, Exempt Facilities
	Revenue Bonds (National Gypsum Company), AMT, Series A, 6.25%, 11/01/27	7,710	6,632,528
	Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport
	System), AMT, Series A, 5%, 6/15/20 (e)	2,895	2,821,785
	Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds (Philadelphia
	Airport System), AMT, Series B, 5%, 6/15/19 (e)	3,905	3,831,625
	Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, 1975
	General Ordinance, 17th Series, 5.375%, 7/01/22 (e)	7,490	7,928,465
	Pittsburgh, Pennsylvania, GO, Refunding, Series B, 5.25%, 9/01/17 (e)	9,630	10,539,457
	Pittsburgh, Pennsylvania, GO, Series C, 5.25%, 9/01/18 (e)	6,430	6,971,406
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
	Bonds (Guthrie Healthcare System), Series A, 6.25%, 12/01/11 (a)	4,615	5,170,969
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
	Bonds (Guthrie Healthcare System), Series A, 6.25%, 12/01/15	455	484,611
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
	Bonds (Guthrie Healthcare System), Series A, 6.25%, 12/01/16	785	832,163
	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
	Bonds (Guthrie Healthcare System), Series A, 6.25%, 12/01/18	385	404,192

			48,906,956

South Carolina -	Georgetown County, South Carolina, Pollution Control Facilities, Revenue
2.3%	Refunding Bonds (International Paper Company Project), Series A, 5.125%,
	2/01/12	8,000	7,952,640
	Medical University Hospital Authority, South Carolina, Hospital Facilities
	Revenue Refunding Bonds, Series A, 5.25%, 8/15/23 (b)(j)	4,250	4,365,770

			12,318,410

South Dakota -	Educational Enhancement Funding Corporation, South Dakota, Series B, 6.50%,
0.4%	6/01/32	2,200	2,161,852

Tennessee - 3.6%	Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
	Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6%,
	2/15/19	1,800	1,710,144

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds,
	AMT, Series A, 5.50%, 3/01/17 (e)	$ 2,005	$ 2,030,303
	Shelby County, Tennessee, Health, Educational and Housing Facility Board,
	Hospital Revenue Refunding Bonds (Methodist Healthcare), 6%, 9/01/12 (a)	6,000	6,733,140
	Shelby County, Tennessee, Health, Educational and Housing Facility Board,
	Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.25%, 9/01/12 (a)	3,500	3,960,635
	Shelby County, Tennessee, Health, Educational & Housing Facilities Board
	Revenue Bonds (Germantown Village), Series A, 6.75%, 12/01/18	3,550	3,344,384
	Shelby County, Tennessee, Health, Educational and Housing Facilities Board
	Revenue Bonds (Germantown Village), Series A, 7%, 12/01/23	1,450	1,401,106

			19,179,712

Texas - 13.4%	Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
	Inc.), First Tier, Series A, 6.375%, 1/01/11 (a)	5,945	6,411,564
	Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
	Inc.), First Tier, Series A, 6.70%, 1/01/11 (a)	10,260	11,232,648
	Bexar County, Texas, Health Facilities Development Corporation, Revenue
	Refunding Bonds (Army Retirement Residence Project), 6.30%, 7/01/12 (a)	1,500	1,708,545
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company Project),
	AMT, Series C, 5.75%, 5/01/36	7,000	6,508,250
	Dallas-Fort Worth, Texas, International Airport Facility Improvement
	Corporation, Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15%, 1/01/16	4,000	3,761,120
	Dallas-Fort Worth, Texas, International Airport Facility Improvement
	Corporation, Revenue Refunding Bonds, AMT, Series A-2, 9%, 5/01/29	3,000	2,250,600
	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Refunding
	Bonds, AMT, Sub-Series A-2, 6.10%, 11/01/24 (b)	1,500	1,508,070
	Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
	Corporation Project), AMT, 7.50%, 5/01/25	2,440	2,536,892
	Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
	(International Paper Company), AMT, Series A, 6.10%, 8/01/24	2,000	1,864,980
	Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, AMT,
	Series A, 5.50%, 7/01/23 (e)	5,790	5,794,053
	Houston, Texas, Health Facilities Development Corporation, Retirement
	Facility Revenue Bonds (Buckingham Senior Living Community), Series A, 7%,
	2/15/14 (a)	1,500	1,806,825
	Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
	AMT, 6.95%, 4/01/30	7,420	7,599,341
	Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company
	Project/TXU Energy Company LLC), AMT, Series B, 5.75%, 5/01/30	5,000	4,609,600
	Sheldon, Texas, Independent School District, GO, 5%, 2/15/33	1,460	1,465,971
	Tarrant County, Texas, Health Facilities Development Corporation, Hospital
	Revenue Refunding Bonds (Cumberland Rest, Inc. Project), VRDN, Series, 7%,
	8/15/32 (d)(m)	690	690,000
	Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
	(Professional Educators Home Loan Program), AMT, Series A-3, 5.60%,
	2/01/39 (f)(g)(h)	7,909	7,781,366

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
	(Professional Educators Home Loan Program), AMT, Series B, 5.95%,
	12/01/39 (f)(g)(h)	$ 4,941	$ 4,930,525

			72,460,350

Virginia - 2.4%	James City County, Virginia, IDA, Residential Care Facility Revenue Refunding
	Bonds, Series A, 5.75%, 3/01/17	3,285	3,293,377
	James City County, Virginia, IDA, Residential Care Facility Revenue Refunding
	Bonds, Series A, 6%, 3/01/23	1,150	1,126,045
	Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue
	Bonds, 5.625%, 6/01/15 (a)	7,800	8,756,670

			13,176,092

Washington -	Snohomish County, Washington, School District Number 015 (Edmonds), GO,
2.0%	5%, 12/01/19 (i)	10,000	10,586,700

Guam - 0.9%	Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%,
	10/01/13 (a)	4,000	4,621,200
	Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%,
	10/01/33	250	252,330

			4,873,530

Puerto Rico -	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
12.8%	Revenue Bonds, Series A, 5%, 7/01/25 (n)	3,215	3,259,721
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Subordinate Transportation Revenue Bonds, 5.75%, 7/01/21 (i)	4,375	4,505,638
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.50%,
	7/01/13 (a)	17,935	20,094,195
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
	5.50%, 7/01/38	6,350	6,470,269
	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	13,900	13,689,971
	Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
	Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
	Series A, 6.45%, 12/01/25	5,390	3,073,162
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series D, 5.25%, 7/01/27	5,170	5,139,032
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series I, 5.50%, 7/01/14 (a)(o)	8,000	8,873,600
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
	Revenue Bonds, Series E, 5.50%, 2/01/12 (a)	3,535	3,823,916

			68,929,504

U.S. Virgin	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 1.6%	(Hovensa Coker Project), AMT, 6.50%, 7/01/21	1,860	1,863,962
	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
	(Hovensa Refinery), AMT, 6.125%, 7/01/22	6,750	6,574,500

			8,438,462

	Total Municipal Bonds - 144.0%		777,721,256

BlackRock Muni Intermediate Duration Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (p)	(000)	Value

California - 5.2%	Peralta, California, Community College District, GO (Election of 2000), Series
	D, 5%, 8/01/30 (e)	$ 10,140	$ 10,287,638
	San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%,
	9/01/30 (b)	3,101	3,132,656
	Sequoia, California, Unified High School District, GO, Refunding, Series B,
	5.50%, 7/01/35 (e)	9,028	9,478,703
	Tamalpais, California, Union High School District, GO (Election of 2001), 5%,
	8/01/28 (e)	4,875	4,955,535

			27,854,532

Illinois - 2.4%	McHenry County, Illinois, Conservation District, GO, 5.125%, 2/01/207 (e)	12,695	13,164,955

Massachusetts -	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
1.6%	Bonds, Series A, 5%, 8/15/30 (e)	8,337	8,489,350

New York - 2.1%	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5.25%, 10/15/27 (c)	11,100	11,577,189

Texas - 6.1%	Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series
	A, 5.25%, 8/15/35 (e)	31,240	33,084,097

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 17.4%		94,170,123

	Total Long-Term Investments (Cost - $873,241,524) - 161.4%		871,891,379

	Total Investments (Cost - $873,241,524*) - 161.4%		871,891,379
	Other Assets Less Liabilities - 1.8%		9,893,885
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (10.0)%		(54,096,957)
	Preferred Shares, at Redemption Value - (53.2)%		(287,475,021)

	Net Assets Applicable to Common Shares - 100.0%		$ 540,213,286

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 818,723,481

Gross unrealized appreciation	$ 18,520,854
Gross unrealized depreciation	(19,329,921)

Net unrealized depreciation	$ (809,067)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	MBIA Insured.

(c)	AMBAC Insured.

(d)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(e)	FSA Insured.

(f)	FHLMC Collateralized.

(g)	FNMA Collateralized.

(h)	GNMA Collateralized.

(i)	FGIC Insured.

(j)	FHA Insured.

(k)	XL Capital Insured.

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments August 31, 2008 (Unaudited)

(l)	CIFG Insured.

(m)	Radian Insured.

(n)	Assured Guaranty Insured.

(o)	Commonwealth Guaranteed.

(p)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments August 31, 2008 (Unaudited)

  Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 871,891,379
Level 3	-

Total	$ 871,891,379

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By: Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: October 20, 2008

By: Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: October 20, 2008